Average Annual Total Returns - Prospectus #2 - Calvert Ultra-Short Duration Income Fund	Bloomberg 9-12 Months Short Treasury Index One Year	Bloomberg 9-12 Months Short Treasury Index Five Years	Bloomberg 9-12 Months Short Treasury Index Ten Years	Class A One Year	Class A Five Years	Class A Ten Years	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Ten Years	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Ten Years	Class I One Year	Class I Five Years	Class I Ten Years	Class I Inception Date	Class R6 One Year	Class R6 Five Years	Class R6 Ten Years	Class R6 Inception Date
Total	(0.40%)	1.21%	0.81%	(0.27%)	1.05%	1.02%	(0.97%)	0.38%	0.49%	(0.16%)	0.49%	0.54%	(0.02%)	1.30%	1.27%	Jan. 31, 2014	0.12%	1.34%	1.30%	Oct. 03, 2017